FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Cash held in Trust Account	$ 334,370,632	$ 334,319,993
Marketable securities held in Trust Account	674	1,138
Gross holding gains and fair value of held-to-maturity securities
Amortized Cost		334,319,993
Gross Holding Loss		(1,804)
Fair Value		334,318,189
U.S. Treasury Securities
FAIR VALUE MEASUREMENTS
Cash held in Trust Account		1,138
Marketable securities held in Trust Account		334,319,993
Gross holding gains and fair value of held-to-maturity securities
Amortized Cost	334,370,632
Gross Holding Gains	5,024
Fair Value	334,375,656
Level 1
Gross holding gains and fair value of held-to-maturity securities
Amortized Cost		334,319,993
Gross Holding Loss		(1,804)
Fair Value		334,318,189
Level 1 | U.S. Treasury Securities
FAIR VALUE MEASUREMENTS
Marketable securities held in Trust Account	$ 334,375,656	$ 334,318,189